Detail of Certain Asset Accounts (Tables)	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
Schedule of Other Current Assets
Other current assets consists of the following:

	December 31,
	2016	2015
	(in thousands)
Prepaid insurance	$9,702	$5,187
Insurance receivables	1,624	84
Other receivables	2,997	2,680
Due from related parties	4,833	8,749
Risk management assets	469	365
Other assets	5,891	5,281
Total other current assets	$25,516	$22,346